Note 11 - Share Capital and Share Base Payments - Change in Number of Other Equity Instruments Outstanding (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance at beginning of period	2,747,038
Number of free shares granted	4,739,497	3,943,202
Forfeited during the period	(77,676)	(50,521)
Exercised during the period	(1,382,654)	(1,145,643)
Balance at end of period	3,279,167	2,747,038
AGAs [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,049,466	331,910	557,361
Number of free shares granted	1,074,726	777,153	28,556
Forfeited during the period	(39,783)	(37,542)	(3,577)
Exercised during the period	(477,064)	(22,055)	(243,748)
Expired during the period			6,682
Balance at end of period	1,607,345	1,049,466	331,910
BSA [member]
Statement Line Items [Line Items]
Balance at beginning of period	334,500	384,500	435,700
Number of free shares granted			37,000
Forfeited during the period
Exercised during the period	(25,000)	(50,000)	(88,200)
Expired during the period
Balance at end of period	309,500	334,500	384,500
BSAAR [member]
Statement Line Items [Line Items]
Balance at beginning of period	1,363,072	1,363,072	1,366,172
Number of free shares granted
Forfeited during the period
Exercised during the period	(750)		(3,100)
Expired during the period
Balance at end of period	1,362,322	1,363,072	1,363,072